17. EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net income (loss)	$ (1,558,185)	$ (7,703,932)	$ 3,402,623	$ (11,247,780)
Preferred stock deemed dividend	0	0	0	(5,227,247)
Numerator for basic income (loss) per share	(1,588,185)	(7,703,932)	3,402,623	(16,475,027)
Change in fair value of Warrants "J" and "K" (note 12)	0	0	(6,289,513)	0
Numerator for diluted income (loss) per share	$ (1,558,185)	$ (7,703,932)	$ (2,886,890)	$ (16,475,027)
Denominator:
Denominator for basic EPS - weighted - average shares	9,336,389	3,670,471	9,542,846	3,025,448
Effect of dilutive securities:
Warrants	0	0	756,338	0
Shares issuable in January 2018 and Employee Bonus Shares issuable in connection with the 42West acquisition (Note 4)	0	0	493,165	0
Denominator for diluted EPS - adjusted weighted-average shares assuming exercise of warrants	9,336,389	3,670,471	9,542,846	3,025,448
Basic income (loss) per share	$ (.17)	$ (2.10)	$ .41	$ (5.45)
Diluted Income (loss) per share	$ (.17)	$ (2.10)	$ (.30)	$ (5.45)